Summary of Remaining Contractual Maturity (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Assets
Cash and due from banks	$ 6,874	$ 6,988	$ 8,556	$ 5,633	$ 7,001	$ 5,931
Interest-bearing deposits with banks	103,324		137,294
Trading loans, securities, and other	157,539		143,726
Non-trading financial assets at fair value through profit or loss	8,546		10,946
Derivatives	75,212		103,873
Financial assets designated at fair value through profit or loss	5,237		5,039
Financial assets at fair value through other comprehensive income	74,009		69,675
Debt securities at amortized cost, net of allowance for credit losses	330,891		342,774
Securities purchased under reverse repurchase agreements	198,076		160,167
Loans
Residential mortgages	300,255		293,924
Consumer installment and other personal	207,610		206,152
Credit card	36,508		36,010
Business and government	311,889		301,389
Total loans	856,262		837,475
Allowance for loan losses	(6,644)		(6,432)
Loans, net of allowance for loan losses	849,618		831,043
Customers' liability under acceptances	19,558		19,733
Investment in Schwab	9,119		8,088
Goodwill	18,183		17,656			$ 16,232
Other intangibles	2,715		2,303
Land, buildings, equipment, and other depreciable assets	9,364		9,400
Deferred tax assets	3,065		2,193
Amounts receivable from brokers, dealers, and clients	28,036		19,760
Other assets	27,086		25,302
Total assets	1,926,452		1,917,528
Liabilities
Trading deposits	25,077		23,805
Derivatives	63,706		91,133
Securitization liabilities at fair value	12,832		12,612
Financial liabilities designated at fair value through profit or loss	201,061		162,786
Deposits
Personal	628,867		660,838
Banks	49,283		38,263
Business and government	511,220		530,869
Total deposits, other than trading	1,189,370		1,229,970
Acceptances	19,558		19,733
Obligations related to securities sold short	48,797		45,505
Obligations related to securities sold under repurchase agreements	146,959		128,024
Securitization liabilities at amortized cost	14,756		15,072
Amounts payable to brokers, dealers, and clients	26,783		25,195
Insurance-related liabilities	7,295		7,468
Other liabilities	42,778		33,552
Subordinated notes and debentures	11,366		11,290
Equity	116,114		111,383
Total liabilities and equity	1,926,452		1,917,528
Off-balance sheet commitments
Total off-balance sheet commitments	334,597		295,303
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	328,974		290,064
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,462		3,148
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,161		2,091
Not later than one month [member]
Assets
Cash and due from banks	6,874		8,556
Interest-bearing deposits with banks	101,821		135,855
Trading loans, securities, and other	3,713		4,601
Non-trading financial assets at fair value through profit or loss	42		111
Derivatives	8,503		14,436
Financial assets designated at fair value through profit or loss	325		229
Financial assets at fair value through other comprehensive income	1,457		2,117
Debt securities at amortized cost, net of allowance for credit losses	1,670		2,333
Securities purchased under reverse repurchase agreements	135,925		113,845
Loans
Residential mortgages	884		672
Consumer installment and other personal	1,056		543
Business and government	35,283		33,836
Total loans	37,223		35,051
Loans, net of allowance for loan losses	37,223		35,051
Customers' liability under acceptances	13,996		16,002
Amounts receivable from brokers, dealers, and clients	28,036		19,719
Other assets	8,235		4,726
Total assets	347,820		357,581
Liabilities
Trading deposits	1,172		4,038
Derivatives	8,158		12,560
Securitization liabilities at fair value			36
Financial liabilities designated at fair value through profit or loss	48,253		18,718
Deposits
Personal	5,300		4,551
Banks	25,393		22,153
Business and government	24,173		34,236
Total deposits, other than trading	54,866		60,940
Acceptances	13,996		16,002
Obligations related to securities sold short	980		1,418
Obligations related to securities sold under repurchase agreements	132,472		118,278
Amounts payable to brokers, dealers, and clients	26,783		25,155
Insurance-related liabilities	142		146
Other liabilities	13,792		14,587
Total liabilities and equity	300,614		271,878
Off-balance sheet commitments
Total off-balance sheet commitments	24,233		19,336
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	24,070		19,249
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	163		87
Later than one month and not later than three months [member]
Assets
Interest-bearing deposits with banks	323		197
Trading loans, securities, and other	6,071		4,876
Non-trading financial assets at fair value through profit or loss	473
Derivatives	8,540		16,306
Financial assets designated at fair value through profit or loss	175		777
Financial assets at fair value through other comprehensive income	3,552		2,401
Debt securities at amortized cost, net of allowance for credit losses	13,331		3,607
Securities purchased under reverse repurchase agreements	28,990		15,050
Loans
Residential mortgages	5,401		2,327
Consumer installment and other personal	2,355		1,027
Business and government	9,395		7,398
Total loans	17,151		10,752
Loans, net of allowance for loan losses	17,151		10,752
Customers' liability under acceptances	5,554		3,712
Land, buildings, equipment, and other depreciable assets	7
Amounts receivable from brokers, dealers, and clients			41
Other assets	1,568		1,262
Total assets	85,735		58,981
Liabilities
Trading deposits	1,679		2,227
Derivatives	9,002		16,189
Securitization liabilities at fair value	463		1,245
Financial liabilities designated at fair value through profit or loss	39,342		21,893
Deposits
Personal	9,311		6,872
Banks	5,540		453
Business and government	25,110		17,779
Total deposits, other than trading	39,961		25,104
Acceptances	5,554		3,712
Obligations related to securities sold short	3,500		2,125
Obligations related to securities sold under repurchase agreements	9,699		6,553
Securitization liabilities at amortized cost	606		595
Amounts payable to brokers, dealers, and clients			40
Insurance-related liabilities	276		296
Other liabilities	7,472		2,417
Total liabilities and equity	117,554		82,396
Off-balance sheet commitments
Total off-balance sheet commitments	37,282		22,828
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	36,814		22,494
Later than one month and not later than three months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	157		208
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	311		126
Later than three months and not later than six months [member]
Assets
Interest-bearing deposits with banks			143
Trading loans, securities, and other	5,491		5,310
Non-trading financial assets at fair value through profit or loss			222
Derivatives	5,881		7,870
Financial assets designated at fair value through profit or loss	415		235
Financial assets at fair value through other comprehensive income	2,257		1,531
Debt securities at amortized cost, net of allowance for credit losses	4,747		7,082
Securities purchased under reverse repurchase agreements	20,786		17,977
Loans
Residential mortgages	8,414		5,585
Consumer installment and other personal	2,985		2,480
Business and government	13,834		10,693
Total loans	25,233		18,758
Loans, net of allowance for loan losses	25,233		18,758
Customers' liability under acceptances	8		16
Land, buildings, equipment, and other depreciable assets	8		2
Other assets	770		6,537
Total assets	65,596		65,683
Liabilities
Trading deposits	4,466		4,390
Derivatives	4,694		8,764
Securitization liabilities at fair value	903		216
Financial liabilities designated at fair value through profit or loss	54,604		52,501
Deposits
Personal	11,352		10,173
Banks	41		51
Business and government	8,824		10,095
Total deposits, other than trading	20,217		20,319
Acceptances	8		16
Obligations related to securities sold short	1,516		1,611
Obligations related to securities sold under repurchase agreements	2,844		2,382
Securitization liabilities at amortized cost	1,800		390
Insurance-related liabilities	414		439
Other liabilities	3,955		2,006
Total liabilities and equity	95,421		93,034
Off-balance sheet commitments
Total off-balance sheet commitments	23,804		22,731
Later than three months and not later than six months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,582		22,536
Later than three months and not later than six months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	222		177
Later than three months and not later than six months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			18
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	2,060		4,477
Non-trading financial assets at fair value through profit or loss	221		685
Derivatives	4,719		5,155
Financial assets designated at fair value through profit or loss	336		391
Financial assets at fair value through other comprehensive income	1,081		3,367
Debt securities at amortized cost, net of allowance for credit losses	4,642		14,706
Securities purchased under reverse repurchase agreements	7,161		9,745
Loans
Residential mortgages	5,375		9,122
Consumer installment and other personal	2,427		4,002
Business and government	11,414		10,854
Total loans	19,216		23,978
Loans, net of allowance for loan losses	19,216		23,978
Customers' liability under acceptances			3
Land, buildings, equipment, and other depreciable assets	12		2
Other assets	754		232
Total assets	40,202		62,741
Liabilities
Trading deposits	2,121		1,740
Derivatives	3,912		5,230
Securitization liabilities at fair value	463		447
Financial liabilities designated at fair value through profit or loss	38,667		45,442
Deposits
Personal	18,966		10,394
Banks	6,120
Business and government	5,103		17,173
Total deposits, other than trading	30,189		27,567
Acceptances			3
Obligations related to securities sold short	1,597		1,257
Obligations related to securities sold under repurchase agreements	1,719		545
Securitization liabilities at amortized cost	527		609
Insurance-related liabilities	414		439
Other liabilities	3,404		1,050
Total liabilities and equity	83,013		84,329
Off-balance sheet commitments
Total off-balance sheet commitments	19,587		19,764
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,219		19,326
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	349		234
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,019		204
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	4,318		4,055
Non-trading financial assets at fair value through profit or loss	400
Derivatives	2,397		4,575
Financial assets designated at fair value through profit or loss	217		243
Financial assets at fair value through other comprehensive income	1,023		1,712
Debt securities at amortized cost, net of allowance for credit losses	4,014		4,678
Securities purchased under reverse repurchase agreements	3,750		3,240
Loans
Residential mortgages	6,113		9,115
Consumer installment and other personal	4,072		3,430
Business and government	13,062		14,245
Total loans	23,247		26,790
Loans, net of allowance for loan losses	23,247		26,790
Land, buildings, equipment, and other depreciable assets	8		2
Other assets	3,772		274
Total assets	43,146		45,569
Liabilities
Trading deposits	2,698		1,758
Derivatives	2,405		3,531
Securitization liabilities at fair value	345		899
Financial liabilities designated at fair value through profit or loss	19,917		23,331
Deposits
Personal	17,197		11,801
Banks			13
Business and government	19,908		8,234
Total deposits, other than trading	37,105		20,048
Obligations related to securities sold short	1,515		1,312
Obligations related to securities sold under repurchase agreements	75		188
Securitization liabilities at amortized cost	355		1,812
Insurance-related liabilities	454		481
Other liabilities	613		761
Total liabilities and equity	65,482		54,121
Off-balance sheet commitments
Total off-balance sheet commitments	20,184		18,265
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,710		18,060
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	177		205
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	297
Later than one year and not later than two years [member]
Assets
Trading loans, securities, and other	10,759		12,910
Non-trading financial assets at fair value through profit or loss	2,643		4,071
Derivatives	9,001		10,622
Financial assets designated at fair value through profit or loss	1,051		610
Financial assets at fair value through other comprehensive income	8,967		6,415
Debt securities at amortized cost, net of allowance for credit losses	31,417		29,069
Securities purchased under reverse repurchase agreements	263		310
Loans
Residential mortgages	52,185		34,909
Consumer installment and other personal	26,346		19,635
Business and government	40,400		33,366
Total loans	118,931		87,910
Loans, net of allowance for loan losses	118,931		87,910
Land, buildings, equipment, and other depreciable assets	62		36
Other assets	90		74
Total assets	183,184		152,027
Liabilities
Trading deposits	6,337		4,181
Derivatives	6,823		9,413
Securitization liabilities at fair value	2,586		2,357
Financial liabilities designated at fair value through profit or loss	83		805
Deposits
Personal	14,846		12,801
Business and government	22,255		26,060
Total deposits, other than trading	37,101		38,861
Obligations related to securities sold short	5,703		6,691
Obligations related to securities sold under repurchase agreements	129		78
Securitization liabilities at amortized cost	3,431		2,724
Insurance-related liabilities	927		947
Other liabilities	1,807		1,725
Total liabilities and equity	64,927		67,782
Off-balance sheet commitments
Total off-balance sheet commitments	46,463		43,139
Later than one year and not later than two years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	45,282		41,357
Later than one year and not later than two years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	647		549
Later than one year and not later than two years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	534		1,233
Later than two years and not later than five years [member]
Assets
Trading loans, securities, and other	28,230		23,057
Non-trading financial assets at fair value through profit or loss	1,583		2,475
Derivatives	21,248		26,319
Financial assets designated at fair value through profit or loss	1,402		1,345
Financial assets at fair value through other comprehensive income	18,568		20,091
Debt securities at amortized cost, net of allowance for credit losses	113,072		106,919
Securities purchased under reverse repurchase agreements	1,151
Loans
Residential mortgages	171,141		181,763
Consumer installment and other personal	81,980		88,071
Business and government	96,397		89,367
Total loans	349,518		359,201
Loans, net of allowance for loan losses	349,518		359,201
Land, buildings, equipment, and other depreciable assets	568		525
Other assets	148		57
Total assets	535,488		539,989
Liabilities
Trading deposits	5,090		4,136
Derivatives	13,780		18,116
Securitization liabilities at fair value	4,886		4,675
Financial liabilities designated at fair value through profit or loss	94		96
Deposits
Personal	18,648		13,038
Banks	4		3
Business and government	71,374		63,392
Total deposits, other than trading	90,026		76,433
Obligations related to securities sold short	16,846		15,015
Obligations related to securities sold under repurchase agreements	15
Securitization liabilities at amortized cost	5,047		5,730
Insurance-related liabilities	1,476		1,482
Other liabilities	1,795		1,136
Subordinated notes and debentures	200		200
Total liabilities and equity	139,255		127,019
Off-balance sheet commitments
Total off-balance sheet commitments	155,715		142,525
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	154,360		140,699
Later than two years and not later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,355		1,316
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			510
Later than five years [member]
Assets
Trading loans, securities, and other	25,188		23,051
Non-trading financial assets at fair value through profit or loss	1,758		2,133
Derivatives	14,923		18,590
Financial assets designated at fair value through profit or loss	1,316		1,209
Financial assets at fair value through other comprehensive income	32,478		28,721
Debt securities at amortized cost, net of allowance for credit losses	158,000		174,381
Securities purchased under reverse repurchase agreements	50
Loans
Residential mortgages	50,742		50,431
Consumer installment and other personal	30,990		30,056
Business and government	67,499		68,078
Total loans	149,231		148,565
Loans, net of allowance for loan losses	149,231		148,565
Land, buildings, equipment, and other depreciable assets	3,278		3,462
Other assets	80		72
Total assets	386,302		400,184
Liabilities
Trading deposits	1,514		1,335
Derivatives	14,932		17,330
Securitization liabilities at fair value	3,186		2,737
Deposits
Personal	23		31
Banks	13		3
Business and government	18,488		13,167
Total deposits, other than trading	18,524		13,201
Obligations related to securities sold short	13,961		13,146
Obligations related to securities sold under repurchase agreements	6
Securitization liabilities at amortized cost	2,990		3,212
Insurance-related liabilities	692		645
Other liabilities	4,302		4,660
Subordinated notes and debentures	11,166		11,090
Total liabilities and equity	71,273		67,356
Off-balance sheet commitments
Total off-balance sheet commitments	5,802		5,247
Later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	5,485		4,882
Later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	317		365
No specific maturity [member]
Assets
Interest-bearing deposits with banks	1,180		1,099
Trading loans, securities, and other	71,709		61,389
Non-trading financial assets at fair value through profit or loss	1,426		1,249
Financial assets at fair value through other comprehensive income	4,626		3,320
Debt securities at amortized cost, net of allowance for credit losses	(2)		(1)
Loans
Consumer installment and other personal	55,399		56,908
Credit card	36,508		36,010
Business and government	24,605		33,552
Total loans	116,512		126,470
Allowance for loan losses	(6,644)		(6,432)
Loans, net of allowance for loan losses	109,868		120,038
Investment in Schwab	9,119		8,088
Goodwill	18,183		17,656
Other intangibles	2,715		2,303
Land, buildings, equipment, and other depreciable assets	5,421		5,371
Deferred tax assets	3,065		2,193
Other assets	11,669		12,068
Total assets	238,979		234,773
Liabilities
Financial liabilities designated at fair value through profit or loss	101
Deposits
Personal	533,224		591,177
Banks	12,172		15,587
Business and government	315,985		340,733
Total deposits, other than trading	861,381		947,497
Obligations related to securities sold short	3,179		2,930
Obligations related to securities sold under repurchase agreements	0
Insurance-related liabilities	2,500		2,593
Other liabilities	5,638		5,210
Equity	116,114		111,383
Total liabilities and equity	988,913		1,069,613
Off-balance sheet commitments
Total off-balance sheet commitments	1,527		1,468
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,452		1,461
No specific maturity [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 75		$ 7